SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Total borrowed amount		$ 16,380,172	$ 7,412,607
Fair value of warrants		$ 140,283
Grant-date fair value of options granted | $ / shares	$ 2.48	$ 3.82	$ 1.96
Average volatility
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Warrants measurement input		0.65
Risk free rate
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Warrants measurement input		0.078
Expected term
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Warrants measurement input | Y		7
Loan and Security Agreements
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Total borrowed amount	$ 20,000,000	$ 20,000,000		$ 20,000,000
First tranche
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Sale of Private Placement Warrants (in shares) | shares	71,522
Exercise price of warrants | $ / shares	$ 2.53
PFG Share Warrants | First tranche
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Fair value of warrants	$ 171,445
PFG Share Warrants | Second and third tranche
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Sale of Private Placement Warrants (in shares) | shares			71,522
Exercise price of warrants | $ / shares			$ 2.53
Fair value of warrants	$ 174,435
PFG Convertible Warrants
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Maximum amount of warrant issued		$ 1,000,000		$ 1,000,000
Ratio of warrant issued to principal amount of convertible note		1		1
Warrants exercisable term		7 years